Other Income - Schedule of other income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income (Loss) [Abstract]
Grant income	£ 1,249	£ 1,819	£ 2,096
R&D expenditure credits	5,387	3,923	1,653
Other income	£ 6,636	£ 5,742	£ 3,749